T. ROWE PRICE Target 2010 Fund
August 31, 2021 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/21
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/21
(Cost and value in $000s)
BOND MUTUAL FUNDS 61.7%
T. Rowe Price Funds:
Limited Duration Inflation
Focused Bond Fund  16,217 844 832 3,005,089 16,468
New Income Fund  14,455 813 417 1,530,824 15,063
International Bond Fund (USD
Hedged)  4,990 313 146 508,019 5,182
Emerging Markets Bond Fund  3,778 220 110 343,223 3,926
High Yield Fund  3,421 189 97 527,332 3,544
Dynamic Global Bond Fund  3,433 311 104 360,382 3,539
Floating Rate Fund  1,798 157 53 198,923 1,900
U.S. Treasury Long-Term Index
Fund  1,098 89 49 103,965 1,228
Total Bond Mutual Funds (Cost $48,228) 50,850
EQUITY MUTUAL FUNDS 34.6%
T. Rowe Price Funds:
Equity Index 500 Fund  8,145 373 1,453 52,635 6,300
Value Fund  3,090 1,670 219 90,225 4,647
Growth Stock Fund (2) 2,772 858 71 33,153 3,910
International Value Equity Fund  2,356 94 113 142,410 2,297
Overseas Stock Fund  2,192 87 107 158,352 2,141
International Stock Fund  2,057 81 93 89,266 2,031
Mid-Cap Growth Fund  1,090 42 46 8,862 1,156
Mid-Cap Value Fund  1,150 44 58 30,875 1,075
Emerging Markets Stock Fund  1,158 44 59 19,714 1,064
Small-Cap Stock Fund  769 30 17 10,917 815
Small-Cap Value Fund  758 28 17 12,297 789
Real Assets Fund  786 31 42 52,146 774
New Horizons Fund (2) 584 22 13 6,997 683
Emerging Markets Discovery
Stock Fund  427 168 16 35,356 570
U.S. Large-Cap Core Fund  281 9 43 6,813 254
Total Equity Mutual Funds (Cost $18,187) 28,506

T. ROWE PRICE Target 2010 Fund

$ Value
5/31/21
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/21
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.7%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
0.06% (3) 2,528 773 290 3,011,271 3,011
Total Short-Term Investments (Cost $3,011) 3,011
Total Investments in Securities 100.0%
(Cost $69,426) $ 82,367
Other Assets Less Liabilities (0.0)% (37)
Net Assets 100.0% $ 82,330
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Target 2010 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2021.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ (2) $ (101) $ 31
Emerging Markets Bond Fund  (4) 38 51
Emerging Markets Discovery Stock Fund  — (9) —
Emerging Markets Stock Fund  21 (79) —
Equity Index 500 Fund  1,348 (765) 28
Floating Rate Fund  (1) (2) 21
Growth Stock Fund  3 351 —
High Yield Fund  — 31 48
International Bond Fund (USD Hedged)  — 25 26
International Stock Fund  22 (14) —
International Value Equity Fund  16 (40) —
Limited Duration Inflation Focused Bond Fund  6 239 —
Mid-Cap Growth Fund  13 70 —
Mid-Cap Value Fund  12 (61) —
New Horizons Fund  2 90 —
New Income Fund  (3) 212 73
Overseas Stock Fund  32 (31) —
Real Assets Fund  4 (1) —
Small-Cap Stock Fund  3 33 —
Small-Cap Value Fund  2 20 —
U.S. Large-Cap Core Fund  13 7 —
U.S. Treasury Long-Term Index Fund  (12) 90 6
Value Fund  39 106 —
U.S. Treasury Money Fund, 0.06% — — —
Totals $ 1,514# $ 209 $ 284+
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $284 of income distributions from underlying Price Funds.

T. ROWE PRICE Target 2010 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Target 2010 Fund (the fund) is registered under the Investment Company
Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Target 2010 Fund

Level 2 –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2021, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
F183-054Q1 08/21